OIL AND GAS RESERVES (Details)	Dec. 31, 2024 Number
Oil And LNG [Member]
IfrsStatementLineItems [Line Items]
Proved developed reserves	4,409
Proved undeveloped reserves	12,792
Proved reserves	17,201
Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Proved developed reserves	21,001
Proved undeveloped reserves	15,363
Proved reserves	36,364
Country Of Argentina [Member] | Oil And LNG [Member]
IfrsStatementLineItems [Line Items]
Proved developed reserves	4,409
Proved undeveloped reserves	12,792
Proved reserves	17,201
Country Of Argentina [Member] | Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Proved developed reserves	21,001
Proved undeveloped reserves	15,363
Proved reserves	36,364